Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash (used in)/provided by operating activities	¥ 30,699	$ 4,233	¥ (107,225)
Cash Flows from investing activities
Purchase of short-term investments	(72,868)	(10,049)	(130,680)
Redemption of short-term investments	76,288	10,521	122,602
Purchase of property and equipment	(7,632)	(1,053)	(25,958)
Proceeds from disposal of property and equipment			127
Loan collected from third parties			3,000
Cash deduction due to disposal of subsidiaries	(1,006)	(139)	(17)
Net used in investing activities	(5,218)	(720)	(30,926)
Cash flows from financing activities
Capital contribution from noncontrolling shareholders			879
Loan repaid to related parties	(7,300)	(1,007)
Loan received from third parties	297	41	2,126
Loan repaid to third parties	(11,489)	(1,584)	(20,957)
Cash received from issuing convertible bond			17,684
Net cash used in financing activities	(18,492)	(2,550)	(268)
Effects of exchange rate changes	(1,960)	(270)	2,865
Net (decrease)/increase in cash, cash equivalents	5,029	693	(135,554)
Cash, cash equivalents – beginning of the period	53,245	7,343	216,495
Cash, cash equivalents – end of the period	58,274	8,036	80,941
Supplemental disclosure of cash flow information:
Interest paid	2,041	281	6,465
Income taxes paid	14	2	642
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment	2,233	308	1,899
Payable for investments and acquisitions			10,544
Right-of-use assets obtained in exchange for new operating lease liabilities	766	106	20,162
ROU assets disposed as reduction of operating lease liabilities due to lease termination	84,770	11,690	74,333
Conversion of convertible bond’s principle	12,942	1,785
Disposal of properties and prepaid expenses and other current assets in exchange for long-term investments	¥ 48,130	$ 6,637